Income Before Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 902,235	$ 923,744	$ 862,554
Foreign	76,605	47,202	34,118
Income before taxes as reported in the statements of income	$ 978,840	$ 970,946	$ 896,672